SCHEDULE OF NON-CONTROLLING PARTNERSHIP ENTITIES TOTAL ASSETS AND TOTAL LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 35,242,363	$ 14,988,112	$ 17,360,353	$ 15,458,803
Lease and other receivables, net	3,557,988	2,516,525
Other current assets	3,443,518	1,708,313
Prepaid construction	1,123,590	2,317,383
NON-CURRENT ASSETS:
Investment properties	514,172,281	449,036,633	$ 428,275,741	$ 364,307,039
Property and equipment, net	354,437	427,719
Deferred tax asset	4,328,781	2,457,402
Restricted cash equivalent	681,110	3,252,897
Other non-current assets	5,218,787	4,559,330
TOTAL ASSETS	590,825,310	497,618,869
CURRENT LIABILITIES:
Accounts payable and accrued expenses	13,127,502	8,591,922
Deposits for the sale of assets		2,400,000
Due to affiliates
Other current liabilities	959,539	54,983
NON-CURRENT LIABILITIES:
Long—term debt	253,151,137	98,383,315
Security deposits	1,790,554	1,706,959
Other non-current liabilities	2,936,555	590,740
Deferred tax liability	40,434,260	39,434,005
TOTAL LIABILITIES	329,882,393	263,552,399
EQUITY:
Equity attributable to owners of the Group	222,326,402	200,814,005
Non—controlling interests	38,616,515	33,252,465
Latam parque logistico coyol II [member]
CURRENT ASSETS:
Cash and cash equivalents	1,301,121	896,623
Lease and other receivables, net	34,021	15,587
Other current assets	37,932	17,695
Prepaid construction
NON-CURRENT ASSETS:
Investment properties	29,708,000	30,613,000
Asset held for sale
Property and equipment, net
Deferred tax asset
Restricted cash equivalent	480,000	339,900
Other non-current assets
TOTAL ASSETS	31,561,074	31,882,805
CURRENT LIABILITIES:
Accounts payable and accrued expenses	229,988	315,637
Deposits for the sale of assets
Due to affiliates
Other current liabilities
NON-CURRENT LIABILITIES:
Long—term debt	18,285,023	9,780,656
Security deposits	195,000	195,000
Other non-current liabilities
Deferred tax liability	3,214,523	3,821,316
TOTAL LIABILITIES	21,924,534	14,112,609
EQUITY:
Equity attributable to owners of the Group	4,818,286	8,885,098
Non—controlling interests	4,818,254	8,885,098
Latam parque logistico san jose verbena [member]
CURRENT ASSETS:
Cash and cash equivalents	1,666,657	484,230
Lease and other receivables, net	7,326,802	6,406,948
Other current assets	843,894	16,126
Prepaid construction		1,020,664
NON-CURRENT ASSETS:
Investment properties	80,878,055	63,278,220
Asset held for sale		2,996,471
Property and equipment, net	25,613	3,795
Deferred tax asset
Restricted cash equivalent
Other non-current assets		587,064
TOTAL ASSETS	90,741,021	74,793,518
CURRENT LIABILITIES:
Accounts payable and accrued expenses	3,027,672	1,874,696
Deposits for the sale of assets		2,400,000
Due to affiliates	15,269
Other current liabilities
NON-CURRENT LIABILITIES:
Long—term debt	44,926,842	34,947,249
Security deposits	336,145	196,755
Other non-current liabilities
Deferred tax liability	5,863,957	4,511,336
TOTAL LIABILITIES	54,169,885	43,930,036
EQUITY:
Equity attributable to owners of the Group	8,600,132	7,295,863
Non—controlling interests	27,971,004	23,567,619
Parque logistico callao [member]
CURRENT ASSETS:
Cash and cash equivalents	25,267	1,084,155
Lease and other receivables, net	2,023,086	87,168
Other current assets	274,592
Prepaid construction		86,693
NON-CURRENT ASSETS:
Investment properties	12,879,976	386,525
Asset held for sale
Property and equipment, net	4,108
Deferred tax asset	688,485	34,639
Restricted cash equivalent
Other non-current assets
TOTAL ASSETS	15,895,514	1,679,180
CURRENT LIABILITIES:
Accounts payable and accrued expenses	3,148,102	28,290
Deposits for the sale of assets
Due to affiliates
Other current liabilities	325,811
NON-CURRENT LIABILITIES:
Long—term debt
Security deposits	51,394	51,394
Other non-current liabilities	2,800,943
Deferred tax liability
TOTAL LIABILITIES	6,326,250	79,684
EQUITY:
Equity attributable to owners of the Group	3,742,007	799,748
Non—controlling interests	$ 5,827,257	$ 799,748